Net Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012		Dec. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest expense and interest income	$ (97)	[1]	$ (120)	[1]	$ (107)	[1]
Income taxes	(271)		(278)		(158)
Net income	626		571		198
Interest expense	120	[2]	137	[2]	164	[2]
Former Timeshare Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Interest expense					43
Total segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	1,197		1,165		754
Total segment | North American Full-Service Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	490		442		374
Total segment | North American Limited-Service Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	479		472		382
Total segment | International Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	228		251		215
Total segment | Former Timeshare Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	0		0		(217)
Other unallocated corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment financial results	$ (203)		$ (196)		$ (291)

[1]	The $164 million of interest expense shown on the Income Statement for year-end 2011 includes $43 million that we allocated to our former Timeshare segment.
[2]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.